SUPPLEMENT TO THE PROSPECTUSES
                  AND STATEMENT OF ADDITIONAL INFORMATION (SAI)
                   OF EVERGREEN NATIONAL MUNICIPAL BOND FUNDS


         Evergreen High Grade Municipal Bond Fund, Evergreen High Income Municipal Bond Fund, Evergreen Intermediate Municipal Bond Fund, Evergreen Municipal Bond Fund and Evergreen Short-Intermediate Municipal Bond Fund (the "Funds")

         Effective April 1, 2004, the section of the prospectuses entitled "Expenses" for each Fund is revised to reflect a change in the management fee structure as follows:

         Annual Fund Operating Expenses for each Fund are based on each Fund's fiscal year ended 5/31/2003. The expenses as of 5/31/2003 for Evergreen High Grade Municipal Bond Fund, Evergreen High Income Municipal Bond Fund, Evergreen Municipal Bond Fund and Evergreen Short-Intermediate Municipal Bond Fund are not restated, as their total fund operating expenses have not changed as a result of the change in the management fee structure.

   Evergreen Intermediate Municipal Bond Fund

   Annual Fund Operating Expense (expenses that are deducted from Fund assets)*

                                           Class A          Class B           Class C         Class I       Class IS
   Management Fees                          0.46%            0.46%             0.46%           0.46%         0.46%
   12b-1 Fees                               0.30%            1.00%             1.00%           0.00%         0.25%
   Other Expenses                           0.14%            0.14%             0.14%           0.14%         0.14%
                                            -----            -----             -----           -----         -----
    Total Fund Operating Expenses           0.90%            1.60%             1.60%           0.60%         0.85%
   *These fees have been restated to reflect current fees.

   Example of Fund Expenses

                                  Assuming Redemption At End of Period                    Assuming No Redemption
   After:            Class A      Class B        Class C       Class I     Class IS       Class B         Class C
   1 year             $562          663            263            61          87            163             163
   3 years            $748          805            505           192          271           505             505
   5 years            $950         1,071           871           335          471           871             871
   10 years          $1,530        1,713          1,900          750         1,049         1,713           1,900

         Effective April 1, 2004, the sub-section in part one of the Funds' Statement of Additional Information entitled "EXPENSES - Advisory Fees" is revised to reflect a change in the management fee structure as follows:

         EIMC is entitled to receive from High Grade Municipal Bond Fund an annual fee based on the Fund's average daily net assets as follows:

              -------------------------------------- -----------------
                    Average Daily Net Assets               Fee
              -------------------------------------- -----------------
              -------------------------------------- -----------------
                       First $500 million                 0.42%
              -------------------------------------- -----------------
              -------------------------------------- -----------------
                        Next $500 million                 0.37%
              -------------------------------------- -----------------
              -------------------------------------- -----------------
                        Next $500 million                 0.32%
              -------------------------------------- -----------------
              -------------------------------------- -----------------
                        Over $1.5 billion                 0.27%
              -------------------------------------- -----------------

         EIMC is entitled to receive from High Income Municipal Bond Fund an annual fee based on the Fund's average daily net assets as follows:

              -------------------------------------- -----------------
                    Average Daily Net Assets               Fee
              -------------------------------------- -----------------
              -------------------------------------- -----------------
                       First $250 million                 0.55%
              -------------------------------------- -----------------
              -------------------------------------- -----------------
                        Next $250 million                 0.50%
              -------------------------------------- -----------------
              -------------------------------------- -----------------
                        Next $500 million                 0.45%
              -------------------------------------- -----------------
              -------------------------------------- -----------------
                        Next $500 million                 0.40%
              -------------------------------------- -----------------
              -------------------------------------- -----------------
                        Over $1.5 billion                 0.35%
              -------------------------------------- -----------------

         EIMC is entitled to receive from Intermediate Municipal Bond Fund an annual fee based on the Fund's average daily net assets as follows:

              -------------------------------------- -----------------
                    Average Daily Net Assets               Fee
              -------------------------------------- -----------------
              -------------------------------------- -----------------
                       First $250 million                 0.50%
              -------------------------------------- -----------------
              -------------------------------------- -----------------
                        Next $250 million                 0.45%
              -------------------------------------- -----------------
              -------------------------------------- -----------------
                        Next $500 million                 0.32%
              -------------------------------------- -----------------
              -------------------------------------- -----------------
                        Next $500 million                 0.30%
              -------------------------------------- -----------------
              -------------------------------------- -----------------
                        Over $1.5 billion                 0.27%
              -------------------------------------- -----------------

         EIMC is entitled to receive from Municipal Bond Fund an annual fee of 2.0% of gross dividend and interest income, plus the following:

              -------------------------------------- -----------------
                    Average Daily Net Assets               Fee
              -------------------------------------- -----------------
              -------------------------------------- -----------------
                       First $500 million                 0.31%
              -------------------------------------- -----------------
              -------------------------------------- -----------------
                        Over $500 million                 0.16%
              -------------------------------------- -----------------

         EIMC is entitled to receive from Short-Intermediate Municipal Bond Fund an annual fee based on the Fund's average daily net assets as follows:

              -------------------------------------- -----------------
                    Average Daily Net Assets               Fee
              -------------------------------------- -----------------
              -------------------------------------- -----------------
                        First $1 billion                  0.40%
              -------------------------------------- -----------------
              -------------------------------------- -----------------
                        Next $500 million                 0.32%
              -------------------------------------- -----------------
              -------------------------------------- -----------------
                        Over $1.5 billion                 0.27%
              -------------------------------------- -----------------

April 1, 2004                                            569332 (4/04)